Right-of-Use Assets - Summary of Right-of-Use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	[1]	$ 398,533
Depreciation		126,276	$ 112,782	[2]
Ending balance		381,640	398,533	[1]
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		747,890	645,560
Transfer to property and equipment			(21,474)
Other additions		117,221	90,346
Additions through business combinations	[3]	28,269	111,590
Sale of business		(6,018)
Derecognition	[4]	(66,673)	(80,944)
Effect of movements in exchange rates		(36,058)	2,812
Ending balance		784,631	747,890
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		349,357	308,275
Transfer to property and equipment			(5,746)
Depreciation		126,276	112,782
Sale of business		(2,815)
Derecognition	[4]	(50,598)	(67,196)
Effect of movements in exchange rates		(19,229)	1,242
Ending balance		402,991	349,357
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		252,770
Ending balance		242,535	252,770
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		510,277	452,106
Transfer to property and equipment			0
Other additions		62,353	37,768
Additions through business combinations	[3]	14,217	57,916
Sale of business		(238)
Derecognition	[4]	(31,475)	(39,842)
Effect of movements in exchange rates		(26,343)	2,329
Ending balance		528,791	510,277
Land and Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		257,507	232,541
Transfer to property and equipment			0
Depreciation		66,036	59,719
Sale of business		(130)
Derecognition	[4]	(22,733)	(35,691)
Effect of movements in exchange rates		(14,424)	938
Ending balance		286,256	257,507
Rolling Stock
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		143,618
Ending balance		137,072	143,618
Rolling Stock | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		233,710	191,164
Transfer to property and equipment			(21,474)
Other additions		53,906	51,494
Additions through business combinations	[3]	14,052	52,465
Sale of business		(5,780)
Derecognition	[4]	(34,221)	(40,434)
Effect of movements in exchange rates		(9,624)	495
Ending balance		252,043	233,710
Rolling Stock | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		90,092	74,503
Transfer to property and equipment			(5,746)
Depreciation		59,101	51,953
Sale of business		(2,685)
Derecognition	[4]	(26,783)	(30,926)
Effect of movements in exchange rates		(4,754)	308
Ending balance		114,971	90,092
Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		2,145
Ending balance		2,033	2,145
Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		3,903	2,290
Transfer to property and equipment			0
Other additions		962	1,084
Additions through business combinations	[3]	0	1,209
Sale of business		0
Derecognition	[4]	(977)	(668)
Effect of movements in exchange rates		(91)	(12)
Ending balance		3,797	3,903
Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1,758	1,231
Transfer to property and equipment			0
Depreciation		1,139	1,110
Sale of business		0
Derecognition	[4]	(1,082)	(579)
Effect of movements in exchange rates		(51)	(4)
Ending balance		$ 1,764	$ 1,758

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).
[2]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))
[3]	Includes non-material adjustments to prior year’s acquisitions
[4]	Derecognized right-of-use assets include negotiated asset purchases and extinguishments resulting from accidents as well as fully amortized or end of term right-of-use assets.